Document and Entity Information	Dec. 14, 2021
Document And Entity Information [Line Items]
Entity Address, Country	HK
Entity Tax Identification Number	00-0000000
Entity Address, Postal Zip Code	9/F
Amendment Flag	false
Entity Central Index Key	0001794621
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	CITIC Capital Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-39222
Entity Address, Address Line One	28/F CITIC Tower
Entity Address, Address Line Two	1 Tim Mei Avenue
Entity Address, City or Town	Central
City Area Code	(852)
Local Phone Number	3710-6888
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Ordinary Share Not Subject To Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	CCAC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCAC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CCAC WS
Security Exchange Name	NYSE